OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

NOTE 11 -      OTHER CURRENT LIABILITIES

Composition:

	US dollars
	December 31,
(in thousands)	2021	2020

Accrued expenses	14,967	16,000
Accrued payroll and related taxes	8,395	7,724
Government institutions	7,513	6,379
Accrued dividend	4,403	1,461
Operating lease liabilities, current	2,940	2,856
Others	2,549	3,257
	40,767	37,677